NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Received SEC
MAY 10 2011
Washington, DC 20549

[redacted]

11007447

CERTNAS
001-35157

P. William Slattery
Vice President
Listing Qualifications

By Facsimile and First Class Mail

May 10, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on April 27, 2011 The Nasdaq Stock Market (the "Exchange") received from Jiayuan.com International Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities

American depositary shares, each two American depositary shares representing three ordinary shares of par value $0.001 per share

Ordinary shares of par value $0.001 per share *

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

*Not for trading, but only in connection with the registration of the American Depositary Shares pursuant requirements of the Securities and Exchange Commission.